SCHEDULE III - CONDENSED SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	$ 12,037	$ 11,685	$ 5,812
Future Contract Benefits	38,826	41,425	40,814
Other Contract Holder Funds	114,435	110,227	105,405
Insurance Premiums	6,087	5,617	5,372
Net Investment Income	5,515	6,111	5,510
Benefits and Interest Credited	11,356	11,432	11,600
Amortization of DAC and VOBA	1,022	1,037	1,294
Other Operating Expenses	4,553	4,539	4,138
Annuities Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	4,207	4,185	3,782
Future Contract Benefits	2,005	2,511	4,183
Other Contract Holder Funds	45,549	41,700	35,218
Insurance Premiums	165	116	121
Net Investment Income	1,463	1,400	1,272
Benefits and Interest Credited	1,204	1,030	1,245
Amortization of DAC and VOBA	429	403	365
Other Operating Expenses	1,587	1,699	1,467
Retirement Plan Services Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	236	235	120
Future Contract Benefits			11
Other Contract Holder Funds	25,138	23,579	22,912
Net Investment Income	976	991	933
Benefits and Interest Credited	629	616	617
Amortization of DAC and VOBA	18	19	29
Other Operating Expenses	379	387	375
Life Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	7,453	7,125	1,723
Future Contract Benefits	20,953	19,564	20,127
Other Contract Holder Funds	37,959	38,475	39,797
Insurance Premiums	1,146	1,033	950
Net Investment Income	2,587	3,207	2,823
Benefits and Interest Credited	5,381	5,593	6,077
Amortization of DAC and VOBA	478	476	786
Other Operating Expenses	715	739	720
Group Protection Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	141	140	187
Future Contract Benefits	6,086	6,604	5,986
Other Contract Holder Funds			213
Insurance Premiums	4,768	4,450	4,280
Net Investment Income	334	365	330
Benefits and Interest Credited	4,039	4,075	3,505
Amortization of DAC and VOBA	97	139	114
Other Operating Expenses	1,219	1,153	1,120
Others [Member]
Supplementary Insurance Information, by Segment [Line Items]
Future Contract Benefits	9,782	12,746	10,507
Other Contract Holder Funds	5,789	6,473	7,265
Insurance Premiums	8	18	21
Net Investment Income	155	148	152
Benefits and Interest Credited	103	118	156
Other Operating Expenses	$ 653	$ 561	$ 456